Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUB) (Detail) - BK (US) [Member] - U.S. Basel III [Member] - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 13,905	$ 15,335
Tier 1 capital (to risk-weighted assets): Actual amount		13,316	14,028
Tier 1 capital (to quarterly average assets): Actual amount	[1]	13,316	14,028
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 13,316	$ 14,028
Total capital (to risk-weighted assets): Actual ratio		15.09%	17.68%
Tier 1 capital (to risk-weighted assets): Actual ratio		14.45%	16.17%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	10.61%	11.78%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		14.45%	16.17%
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 9,102	$ 8,023
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	7,258	6,288
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]	5,018	4,762
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 5,876	$ 4,987
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	9.875%	9.25%
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	7.875%	7.25%
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]	4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	6.375%	5.75%
Total capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		$ 9,217	$ 8,673
Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		7,374	6,938
Tier 1 capital (to quarterly average assets): Amount OCC requires to be "well capitalized"	[1]	6,273	5,953
Common Equity Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"		$ 5,991	$ 5,637
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		10.00%	10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		8.00%	8.00%
Tier 1 capital (to quarterly average assets): Ratios OCC requires to be "well capitalized"	[1]	5.00%	5.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		6.50%	6.50%
Capital conservation buffer		1.875%	1.25%

[1]	Excludes certain deductions.
[2]	Beginning January 1, 2017 and 2018, the minimum capital requirement includes a capital conservation buffer of 1.250% and 1.875%, respectively.